HEDGE ACCOUNTING - Movements of other comprehensive income related to hedges of net investment in foreign operations (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	$ 2,565,637	$ 883,022	$ 95,329
Exchange difference of financial liabilities	(1,198,919)	(366,195)	(47,942)
Exchange difference in forward contracts	(403,983)	$ (1,034,816)	$ (50,318)
Net OCI account	962,735
BAC Holding International Corp and Multi Financial Holding [member]
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	2,338,582
Exchange difference of financial liabilities	(1,049,016)
Exchange difference in forward contracts	(320,902)
Net OCI account	968,664
Other subsidiaries and branches Banco de Bogota
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	83,286
Exchange difference in forward contracts	(83,081)
Net OCI account	205
Occidental Bank Barbados Ltd.
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	18,807
Exchange difference of financial liabilities	(18,807)
Banco de Occidente Panama. S.A.
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	27,822
Exchange difference of financial liabilities	(27,822)
Sociedad Portuaria El Cayao S.A. E.S.P.
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	15,031
Exchange difference of financial liabilities	(15,031)
Gases del Pacifico S.A.C.
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	13,353
Exchange difference of financial liabilities	(19,487)
Net OCI account	(6,134)
Gas Natural de Lima y Callao S.A.C. - Calidda
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	63,652
Exchange difference of financial liabilities	(63,652)
Gas Comprimido del Peru S.A.C.
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	2,644
Exchange difference of financial liabilities	(2,644)
Gases del Norte del Peru S.A.C.
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	2,458
Exchange difference of financial liabilities	(2,458)
Promigas Panam Corporation
Hedges of net investment in foreign operations [abstract]
Translation adjustment of the investments	2
Exchange difference of financial liabilities	$ (2)